Basis of presentation	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Basis of presentation [Text Block]
2.	Basis of presentation

(a)	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were approved by the Company’s board of directors on March 7, 2019.
(b)
Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for cash-settled deferred share units (“DSUs”) and contingent consideration, which are measured at fair value.

(c)	Functional and presentation currency
These consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency.
(d)	Use of significant estimates and assumptions

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, revenue and expenses, related disclosures of contingent assets and liabilities. Actual results could differ materially from these estimates and assumptions. The Company reviews its estimates and underlying assumptions on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and may impact future periods.

Management has applied significant estimates and assumptions to the following:
Intangible assets

The Company estimates the useful lives of intangible assets from the date they are available for use in the manner intended by management and periodically reviews the useful lives to reflect management’s intent about developing and commercializing the assets.

Impairment of long-lived assets

Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances indicating that the carrying value of the asset may not be recoverable. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (being the present value of the expected future cash flows of the relevant asset or cash-generating unit). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Management evaluates impairment losses for potential reversals when events or circumstances warrant such consideration.

Valuation of contingent consideration

The fair value of contingent consideration on the acquisition of Fluorinov Pharma Inc. (“Fluorinov”) was calculated using a discounted cash flow approach, where a risk-adjusted discount rate was applied to future cash flows. The discount rates used require significant estimates of probabilities of future preclinical and clinical success that are inherently uncertain. The estimate of the potential timing of future events is also uncertain. Changes in these estimates affect the fair value estimates of other liabilities.

Valuation of share-based compensation and warrants

Management measures the costs for share-based compensation and warrants using market-based option valuation techniques. Assumptions are made and estimates are used in applying the valuation techniques. These include estimating the future volatility of the share price, expected dividend yield, expected risk-free interest rate, future employee turnover rates, future exercise behaviours and corporate performance. Such estimates and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of share-based compensation and warrants.

Functional currency

Management considers the determination of the functional currency of the Company a significant judgment. Management has used its judgment to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions and considered various factors including the currency of historical and future expenditures and the currency in which funds from financing activities are generated. A Company’s functional currency is only changed when there is a material change in the underlying transactions, events and conditions.